13. FUTURE MINIMUM RENTAL INCOME UNDER OPERATING LEASES (Tables)	6 Months Ended
Jun. 30, 2016
Leases [Abstract]
Future minimum rental income under operating leases
Year Ending December 31,	Future Minimum Rentals
2016 (six months)	$4,743
2017	5,119
2018	2,317
2019	1,475
2020 and after	1,451
Total	$15,105